Trade and other receivables	12 Months Ended
Dec. 31, 2018
Trade And Other Receivables [Abstract]
Trade and other receivables

14 Trade and other receivables

	2018 £m	2017 £m

Trade receivables	2,868	3,306

Loans and other receivables	1,082	1,214

Prepayments and accrued income	323	289

	4,273	4,809

Current	3,588	4,053

Non-current	685	756

	4,273	4,809

In certain countries, the Group has entered into factoring arrangements and periodically sells certain trade receivables to banks and other financial institutions, without recourse, for cash. These trade receivables have been derecognised from the statement of financial position, because the Group has transferred substantially all of the risks and rewards of the receivables, including credit risk. The cash inflows have been recognised within operating cash flows. Typically in these arrangements, the Group also acts as a collection agent for the bank. At 31 December, the value of trade receivables derecognised through the factoring arrangements where the Group acts as a collection agent was £428 million and where the Group does not act as a collection agent was £40 million (2017: £139 million, £nil million respectively). Included in trade receivables above is £270 million (2017: £54 million) of trade debtor balances which were available for factoring under these arrangements.

Included in loans and other receivables are £553 million of litigation related deposits (2017: £603 million). The Group has determined that these payments are recoverable on conclusion of ongoing appeals and the deposits have not been discounted. Litigation related deposits include £436 million (2017: £449 million) in respect of payments made by a Group subsidiary in relation to the Quebec Class Action, as detailed in note 28. While there is uncertainty over the timeframe of the appeal process, it is estimated that had discounting been applied the carrying value of the asset would have been reduced by approximately £24 million (2017: £21 million).

Amounts receivable from related parties including associated undertakings are shown in note 27.

Trade and other receivables have been reported in the balance sheet net of allowances as follows:

	2018 £m	2017 £m

Trade receivables - gross	2,898	3,345

Trade receivables - allowance	(30)	(39)

Loans and other receivables - gross	1,092	1,260

Loans and other receivables - allowance	(10)	(46)

Prepayments and accrued income	323	289

Net trade and other receivables per balance sheet	4,273	4,809

The movements in the allowance account are as follows:

	Trade receivables	Loans and other receivables	Total	Trade receivables	Loans and other receivables	Total
	2018 £m	2018 £m	2018 £m	2017 £m	2017 £m	2017 £m

1 January	39	46	85	87	-	87

Accounting policy change (IFRS 9) (notes 1 and 31)	37	8	45	-	-	-

Revised 1 January	76	54	130	87	-	87

Differences on exchange	2	-	2	4	-	4

Provided in the year	16	10	26	-	46	46

Released	(64)	(54)	(118)	(52)	-	(52)

31 December	30	10	40	39	46	85

As permitted by IFRS 9, the loss allowance on trade receivables arising from the recognition of revenue under IFRS 15 is initially measured at an amount equal to lifetime expected losses. Allowances in respect of loans and other receivables are initially recognised at an amount equal to 12-month expected credit losses. Allowances are measured at an amount equal to the lifetime expected credit losses where the credit risk on the receivables increases significantly after initial recognition.

Prior to the adoption of IFRS 9 on 1 January 2018, loans and receivables were stated net of allowances for estimated irrecoverable amounts due to the identification of a loss event (the incurred loss method).

The Group holds bank guarantees, other guarantees and credit insurance in respect of some of the past due debtor balances.

Trade and other receivables are predominantly denominated in the functional currencies of subsidiary undertakings apart from the following: US dollar: 3.5% (2017: 1.4%), UK sterling: 4.2% (2017: 4.3%), Euro: 1.6% (2017: 1.5%) and other currencies: 6.6% (2017: 9.6%).

There is no material difference between the above amounts for trade and other receivables and their fair value due to the short-term duration of the majority of trade and other receivables as determined using discounted cash flow analysis. There is no concentration of credit risk with respect to trade receivables as the Group has a large number of internationally dispersed customers.